Schedule I (Form 5500) (Details) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Plan Name	FIRST SEACOAST BANK SAFE HARBOR 401(k) PLAN
EBP, Plan Number	003
Entity Tax Identification Number	02-0235380
Total plan assets	$ 9,605,163	$ 7,623,493
Total plan liabilities	0	0
Net plan assets	9,605,163	$ 7,623,493
Contributions receivable, employers	253,454
Contributions receivable, participants	648,986
Contributions receivable, others	32,983
Other income	1,299,820
Total income	2,235,243
Benefits paid (including direct rollovers)	231,400
Other expenses	22,173
Total expenses	253,573
Net income (loss)	1,981,670
Employer securities	773,197
Participant loans	74,067
Fidelity bond	$ 3,000,000